Share Exchange	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
12.	Share Exchange

On July 25, 2011, SurePure Inc. (formerly named SOEFL, Inc.), a Nevada corporation (“SurePure US”), and the Company entered into an Agreement and Plan of Merger under which a wholly-owned subsidiary of SurePure US would merge with and into the Company so that the Company would become 100%-owned by SurePure US. On October 28, 2011, the stockholders of the Company and SurePure US entered into an Exchange Agreement to effect the business combination of SurePure US and the Company by means of an exchange of shares rather than by merger. Under the terms and conditions of the Exchange Agreement, each share of the Company’s stock that is issued and outstanding on the closing date will be exchanged for one share of the common stock of SurePure US. Prior to the closing of the exchange, SurePure US will cancel certain currently outstanding shares. As a result, the ownership share of the stockholders of the Company will exceed 70% of SurePure US (excluding those shares of SurePure US owned by stockholders of the Company prior to the exchange). This transaction will be accounted for as a “reverse merger,” whereby the Company will be considered the “acquirer” for financial reporting purposes, as the Company’s stockholders will control a majority of the post-transaction combined companies, and the Company will be a 100%-owned subsidiary of SurePure US. Unless terminated by either the Company or SurePure US, the exchange is anticipated to close during the fourth quarter of 2012, subject to obtaining all necessary consents and approvals.

11.	Share Exchange

On July 25, 2011, SurePure Inc. (formerly named SOEFL, Inc.), a Nevada corporation (“SurePure US”), and the Company entered into an Agreement and Plan of Merger under which a wholly-owned subsidiary of SurePure US would merge with and into the Company so that the Company would become 100%-owned by SurePure US. On October 28, 2011, the stockholders of the Company and SurePure US entered into a new Exchange Agreement to effect the business combination of SurePure US and the Company by means of an exchange of shares rather than by merger. Under the terms and conditions of the Exchange Agreement, each share of the Company that is issued and outstanding (on a fully-diluted basis) on the closing date will be exchanged for one share of the common stock of SurePure US. Prior to the closing of the exchange, SurePure US will cancel certain currently outstanding shares. As a result, the ownership share of the stockholders of the Company will exceed 70% of SurePure US (excluding those shares of SurePure US owned by stockholders of the Company prior to the exchange). This transaction will be accounted for as a “reverse merger,” whereby the Company will be considered the “acquirer” for financial reporting purposes, as the Company’s stockholders will control a majority of the post-transaction combined companies, and the Company will be a 100%-owned subsidiary of SurePure US. Unless terminated by either the Company or SurePure US, the exchange is anticipated to close during the third quarter of 2012, subject to obtaining all necessary consents and approvals.